Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 16, 2022	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Valuation allowances	$ 7,500,000	$ 3,600,000
Purchase amount		200,000
Deferred expense		3,400,000
Net operating losses amount		58,900,000
Taxable income percentage	80.00%
Deferred tax assets amount	$ 17,500,000
Potential penalties amount	100,000			$ 30,000
Paid income taxes amount	$ 100,000	$ 100,000
Corporate alternative minimum tax rate			15.00%
Average adjusted financial statement income			$ 1,000,000,000
Excise tax			1.00%